Dividends - Additional Information (Details) ₩ / shares in Units, ₩ in Millions				12 Months Ended
	Nov. 10, 2025 KRW (₩)	Nov. 10, 2025 $ / shares	May 10, 2025 KRW (₩) ₩ / shares	Aug. 10, 2026 KRW (₩) ₩ / shares	Dec. 31, 2025 KRW (₩) ₩ / shares	Dec. 31, 2024 KRW (₩) ₩ / shares
Dividends [Abstract]
Dividends paid per share | ₩ / shares					₩ 760	₩ 660
Dividends paid					₩ 557,431	₩ 490,075
Dividends proposed | (per share)		$ 200	₩ 200	₩ 200
Interim dividends paid	₩ 146,804		₩ 147,428	₩ 146,804